Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment No. 1 to the registrant's Definitive 14A Proxy Statement filed with the SEC on March 12, 2024 is to correct certain inline XBRL tagging. No other changes, revisions or updates were made to the original Definitive 14A Proxy Statement filing.
Entity Information [Line Items]
Entity Registrant Name	Peoples Bancorp Inc.
Entity Central Index Key	0000318300